Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Details of Other Assets and Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2018 and 2019:

	2018	2019
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions (1)	1,578,952	1,517,235
Other	368,030	400,676
Collateral pledged:
Collateral pledged for derivative transactions	981,390	856,439
Margins provided for futures contracts	142,156	159,747
Other	965,137	857,814
Prepaid pension cost	874,191	850,472
Security deposits	126,001	123,317
Loans held for sale	86,153	24,921
Other	609,624	485,383

Total	5,731,634	5,276,004

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions (1)	1,410,785	2,572,315
Other	455,789	442,776
Guaranteed trust principal (2)	761,685	809,450
Collateral accepted:
Collateral accepted for derivative transactions	598,524	589,411
Margins accepted for futures contracts	325,038	339,863
Unearned income (3)	130,916	126,594
Other	1,022,858	1,052,297

Total	4,705,595	5,932,706

Notes:
(1)

Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥555,938 million of such receivables of consolidated VIEs at March 31, 2018 and 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥620,766 million of such payables of consolidated VIEs at March 31, 2018 and 2019, respectively.

(2)

Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 25 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

(3)	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.